Summary Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Quarterly Financial Information [Abstract]
Net Sales	$ 1,043.1	$ 633.0	$ 438.0	$ 297.0	$ 291.7	$ 257.3	$ 248.2	$ 236.9	$ 2,411.1	$ 1,034.1	$ 958.9
Gross Profit	228.7	148.6	129.4	114.5	112.5	104.2	102.5	105.7	621.2	424.9	428.9
Impairment of goodwill and other intangible assets	295.6	0	0	0	2.9	0	0	0	295.6	2.9	0
Net Income (Loss) Attributable to Parent	(287.4)	(35.1)	(18.3)	(2.4)	(0.9)	3.4	5.1	7.6	(343.2)	15.2	49.9
Net Earnings (Loss) Available to Common Stockholders	$ (291.7)	$ (39.3)	$ (22.6)	$ (5.0)	$ (3.2)	$ 1.1	$ 4.3	$ 7.6	$ (358.6)	$ 9.8	$ 49.9
Earnings Per Share, Basic	$ (5.86)	$ (0.92)	$ (0.67)	$ (0.15)	$ (0.10)	$ 0.03	$ 0.13	$ 0.23	$ (9.03)	$ 0.30	$ 1.45
Diluted	$ (5.86)	$ (0.92)	$ (0.67)	$ (0.15)	$ (0.10)	$ 0.03	$ 0.13	$ 0.23	$ (9.03)	$ 0.30	$ 1.45